COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Guarantor Obligations [Line Items]
Rent expenses	$ 2,568	$ 2,548	$ 2,966
Outstanding inventory purchase commitments	13,494	14,213
Inventory purchase commitments, sole or limited suppliers	5,530	3,789
Amount of claim, including interest, penalties and legal fees	10,100
Principal Amount of Claim	1,200
Aggregate amount of guarantees	139,676
Restricted cash collateral	24,143
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees	$ 135,844
OCS [Member]
Guarantor Obligations [Line Items]
Percentage of amount funded for research and development projects	100.00%
Accrued royalties	$ 1,237	749
OCS [Member] | Minimum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)	3.00%
OCS [Member] | Maximum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)	5.00%
BIRD [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)	5.00%
Percentage of amount funded for research and development projects	150.00%
Accrued royalties	$ 121	121
Spacenet Inc. [Member]
Guarantor Obligations [Line Items]
Service expenses	$ 10,278	$ 8,333	$ 7,913